OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of intangible assets [text block] [Abstract]
Disclosure of intangible assets [text block]

21   OTHER INTANGIBLE ASSETS

	The Group						The Bank
	Brands £m	Core deposit intangibles £m	Purchased credit card relation- ships £m	Customer related intangibles £m	Capitalised software enhance- ments £m	Total £m	Capitalised software enhance- ments £m
Cost:
At 1 January 2018	596	2,770	1,017	471	2,661	7,515	2,331
Transfers in	–	–	–	–	324	324	–
Additions	–	–	–	–	1,020	1,020	977
Disposals and write-offs	–	–	(15)	–	(52)	(67)	(2)
Disposal of business	(12)	–	–	(421)	(46)	(479)	–
At 31 December 2018	584	2,770	1,002	50	3,907	8,313	3,306
Additions	–	–	–	–	1,029	1,029	978
Disposals and write-offs	–	–	–	–	(10)	(10)	(4)
At 31 December 2019	584	2,770	1,002	50	4,926	9,332	4,280
Accumulated amortisation:
At 1 January 2018	193	2,770	355	452	1,079	4,849	916
Transfers in	–	–	–	–	117	117	–
Charge for the year	23	–	71	12	394	500	328
Disposals and write-offs	–	–	(15)	–	(34)	(49)	–
Disposal of business	(12)	–	–	(414)	–	(426)	–
At 31 December 2018	204	2,770	411	50	1,556	4,991	1,244
Charge for the year (note 9)	–	–	70	–	492	562	420
Disposals and write-offs	–	–	–	–	(2)	(2)	(2)
At 31 December 2019	204	2,770	481	50	2,046	5,551	1,662
Balance sheet amount at 31 December 2019	380	–	521	–	2,880	3,781	2,618
Balance sheet amount at 31 December 2018	380	–	591	–	2,351	3,322	2,062

Brands of £380 million (2018: £380 million) that have been determined to have indefinite useful lives and are not amortised. These brands use the Bank of Scotland name which has been in existence for over 300 years. These brands are well established financial services brands and there are no indications that they should not have an indefinite useful life.

The purchased credit card relationships represent the benefit of recurring income generated from portfolios of credit cards purchased. The balance sheet amount at 31 December 2019 is expected to be amortised over its remaining useful life of eight years.